J.P. Morgan Mortgage Trust 2021-15 ABS-15G

Exhibit 99.16

ATR QM Data Fields
Loans in Report: 3

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
xxx	302858584	QM: Safe Harbor	No	Yes
xxx	302858531	QM: Safe Harbor	No	Yes
xxx	302858505	QM: Safe Harbor	No	Yes
3